Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Schedule of Dematerialized and Bearer Bonds Issued by Banco de Chile and Registered in the Securities Registry of the Financial Market Commission	During 2026, Banco de Chile issued the following placements in the local market of senior, dematerialized and bearer bonds issued by Banco de Chile and registered with the Securities Registry of the Financial Market Commission:
Date	Registration number in the Securities Registry	Serie	Amount	Currency	Maturity date	Average rate
January 8, 2026 (*)	20240002	HW	750,000	UF	06/01/2044	2.93%
January 12, 2026 (*)	20240002	HW	100,000	UF	06/01/2044	2.92%
January 14, 2026	11/2022	FU	500,000	UF	11/01/2032	2.81%
January 14, 2026	11/2022	GG	350,000	UF	05/01/2035	2.89%
January 14, 2026 (*)	20240002	HW	300,000	UF	06/01/2044	2.91%
January 15, 2026	11/2022	FU	500,000	UF	11/01/2032	2.78%
January 15, 2026 (*)	20240002	HH	400,000	UF	12/01/2036	2.87%
January 15, 2026 (*)	20240002	HW	50,000	UF	06/01/2044	2.89%
February 10, 2026	11/2022	FG	860,000	UF	11/01/2030	2.59%
March 5, 2026	11/2022	FG	1,000,000	UF	11/01/2030	2.51%

(*)	The bonds have been registered under the Automatic Registration modality, with the registration number dated April 5, 2024.